advance billings and customer deposits - Contract liabilities (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
advance billings and customer deposits
Contract liabilities at beginning of period	$ 824	$ 814	$ 801	$ 811
Revenue deferred in previous period and recognized in current period	(593)	(642)	(577)	(647)
Net additions arising from operations	571	638	573	641
Additions arising from business acquisitions		1	5	6
Contract liabilities at end of period	802	811	802	811
Current	721	732	721	732
Non-current
Deferred revenues	70	65	70	65
Deferred customer activation and connection fees	$ 11	$ 14	$ 11	$ 14